Note 13 - Other Income - Other Income (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance recovery	$ 2,262	$ 674,083
Federal and state government subsidies	153,001	1,265,149
Rental income	163,397	180,631
Other income	112,052	2,988
Other Nonoperating Income (Expense), Total	$ 430,712	$ 2,122,851